PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property Plant And Equipment [Abstract]
PROPERTY AND EQUIPMENT
5.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at the dates indicated (in thousands):

	September 30, 2019	December 31, 2018
Buildings and improvements	$130,181	$129,971
Furniture and equipment	59,883	58,706
Funeral home land	14,185	14,185
Property and equipment, gross	204,249	202,862
Less: Accumulated depreciation	(95,257)	(90,146)
Property and equipment, net of accumulated depreciation	$108,992	$112,716

Depreciation expense was $2.3 million for the three months ended September 30, 2019 and 2018 and $7.1 million and $7.5 million for the nine months ended September 30, 2019 and 2018, respectively.

6.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at the dates indicated (in thousands):

	December 31,
	2018	2017
Buildings and improvements	$129,971	$125,337
Furniture and equipment	58,706	57,514
Funeral home land	14,185	14,185
Property and equipment, gross	202,862	197,036
Less: Accumulated depreciation	(90,146)	(82,946)
Property and equipment, net of accumulated depreciation	$112,716	$114,090

Depreciation expense was $9.9 million and $10.9 million for the years ended December 31, 2018 and 2017, respectively.